Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($) Customer
Summaryof Significant Accounting Policies Details [Line Items]
Cash and cash equivalents	$ 14,538,000	$ 0
Sarcos Corp and Subsidiaries
Summaryof Significant Accounting Policies Details [Line Items]
Year founded		2015
Cash and cash equivalents	19,540,000	$ 33,664,000	$ 9,195,000
Accumulated deficit	74,444,000	63,983,000
Working capital	21,807,000	32,779,000
Impairment loss of property and equipment		0	0
Revenue, Remaining Performance Obligation, Amount	1,484,000	3,179,000
Advertising Costs		$ 1,555,000	$ 1,140,000
Sarcos Corp and Subsidiaries | Paycheck Protection Program Loans Cares Act
Summaryof Significant Accounting Policies Details [Line Items]
Proceeds From US Government	$ 2,000,000
Sarcos Corp and Subsidiaries | Accounts Receivable | Credit Concentration Risk
Summaryof Significant Accounting Policies Details [Line Items]
Number of customers accounted more than 10 % of accounts receivable | Customer		5	2
Concentration risk, percentage		97.00%	73.00%
Sarcos Corp and Subsidiaries | Revenue | Revenue Rights
Summaryof Significant Accounting Policies Details [Line Items]
Concentration risk, percentage		64.00%	86.00%
Number of customers accounted more than 10 % of revenue | Customer		3	3
Sarcos Corp and Subsidiaries | Zepto Vision Inc
Summaryof Significant Accounting Policies Details [Line Items]
Ownership percentage		79.00%